Since Inception [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Putnam Retirement Advantage Maturity Fund | Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	8.84%	10.55%	(12.67%)	5.59%	7.99%